UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1: Schedule of Investments.

Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments (unaudited)	May 31, 2006

Principal Amount		Rating (Unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (95.6%)
	ALASKA (1.9%)
$1,000,000	Alaska Housing Financial Corp., General Housing, Revenue, Ser. A, FGIC Insured, 5.00%, 12/1/26	Aaa	$1,031,430
1,030,000	Anchorage Alaska Electric Utility, Revenue, Refunding-Senior Lien-Ser. A, MBIA Insured, 5.00%, 12/1/21	Aaa	1,075,124
			2,106,554

	ARIZONA (6.5%)
3,515,000	Downtown Phoenix Hotel Corp., Revenue, Ser. A, FGIC Insured, 5.25%, 7/1/22	Aaa	3,743,616
3,390,000	Maricopa County Arizona School District No. 028, General Obligations Unlimited, Ser. A, FGIC Insured, 5.00%, 7/1/22	Aaa	3,559,737
			7,303,353

	CALIFORNIA (16.5%)
3,945,000	California State Public Works Board, Lease Revenue, Ser. A, 4.63%, 4/1/24	A2	3,888,232
1,000,000	Kings River Conservative District, Certificates of Participation, Peaking Project, 5.00%, 5/1/13	Baa1	1,041,890
3,735,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Refunding, Master Refunding Project, Ser. A, MBIA Insured, 5.00%, 12/1/28	Aaa	3,843,128
5,000,000	Palomar Pomerado Health, General Obligations Unlimited, Election of 2004 Ser. A, AMBAC Insured, 5.00%, 8/1/34		5,136,450
1,000,000	Sacramento City Financing Authority, Revenue, Refunding, FGIC Insured, 5.00%, 12/1/19	Aaa	1,053,330
	Vernon California Redevelopment Agency, Tax Allocation, Industrial Redevelopment Project, MBIA Insured:
1,720,000	5.25%, 9/1/20	Aaa	1,844,872
1,750,000	5.25%, 9/1/21	Aaa	1,874,285
			18,682,187

	COLORADO (2.6%)
	Arkansas River Power Authority, Revenue, Improvement, XLCA Insured:
1,000,000	5.25%, 10/1/32	Aaa	1,060,520
1,000,000	5.25%, 10/1/40	Aaa	1,049,560
770,000	Educational and Cultural Facilities Authority, Revenue, Student Housing University of Colorado Funding Project, AMBAC Insured, 5.38%, 7/1/16	Aaa	826,857
			2,936,937

	DISTRICT OF COLUMBIA (4.6%)
5,000,000	District of Columbia, Certificates of Participation, FGIC Insured, 5.00%, 1/1/23	Aaa	5,184,800

	FLORIDA (2.4%)
500,000	Hillsborough County School District Sales Tax, Revenue, AMBAC Insured, 5.00%, 10/1/20	Aaa	525,075
570,000	Pinellas County, Housing Finance Authority Single Family Mortgage, Revenue, GNMA/FNMA Collateral, 5.30%, 9/1/21	Aaa	584,472
1,550,000	Polk County Florida Public Facilities, Revenue, MBIA Insured, 5.00%, 12/1/21	Aaa	1,624,028
			2,733,575

	GEORGIA (7.1%)
4,575,000	Atlanta Georgia Development Authority, Revenue, Refunding, Tuff Yamacraw LLC Project, Ser. A, AMBAC Insured, 5.00%, 1/1/20	Aaa	4,794,874

Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments

Principal Amount		Rating (Unaudited)		Value

$2,980,000	Cobb County Georgia Hospital Authority, Revenue, Refunding and Improvement, Anticipation Certificates, AMBAC Insured, 5.25%, 4/1/21	Aaa		$3,183,236
				7,978,110

	HAWAII (2.0%)
2,000,000	Department of Budget and Finance, Special Purpose Mortgage Revenue, Kapiolani Health Care System, MBIA Insured, 6.40%, 7/1/13	Aaa		2,285,500

	ILLINOIS (9.1%)
1,000,000	Chicago Board of Education, Albany Park Academy Project, General Obligations Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24	Aaa		1,112,860
	Chicago General Obligations Unlimited:
825,000	Prerefunded A, FSA Insured, 5.25%, 1/1/15	Aaa		893,541
175,000	Unprerefunded Balance Ser. A, FSA Insured, 5.25%, 1/1/15	Aaa		187,761
1,000,000	Chicago Park District, General Obligations Unlimited, Limited Tax, Ser. A, AMBAC Insured, 5.00%, 1/1/27	Aaa		1,030,110
2,000,000	Cook County General Obligations Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aaa		2,282,740
1,000,000	Illinois State Sales Tax, Revenue, 5.00%, 6/15/24	Aa3		1,039,790
3,525,000	Kendall and Kane Counties Community Unit School District No. 115 Yorkville, General Obligation Unlimited, FSA Insured, 5.25%, 1/1/26	Aaa		3,759,941
				10,306,743

	INDIANA (2.8%)
2,575,000	Office Building Commission, Capital Complex, Revenue, Ser. B, MBIA Insured, 7.40%, 7/1/15	Aaa		3,143,174

	IOWA (2.4%)
2,900,000	Des Moines Water, Revenue, MBIA Insured, 4.13%, 12/1/23	Aaa		2,739,659

	LOUSIANA (0.6%)
625,000	Jefferson Parish Home Mortgage Authority, Single Family, Revenue, Ser. A, GNMA/FNMA Collateral, 4.70%, 6/1/15	AAA	*	627,444

	MARYLAND (3.2%)
3,440,000	Maryland State Economic Development Corp., Student Housing, Revenue, Refunding, University of Maryland College Park Projects, CIFG Insured, 5.00%, 6/1/23	Aaa		3,588,539

	MASSACHUSETTS (2.9%)
195,000	Lowell Massachusetts, Refunding-State Qualified, General Obligation Limited, MBIA State Aid Withholding Insured, 5.00%, 12/15/18	Aaa		207,154
2,885,000	Massachusetts State Special Obligation, Revenue, Consolidated Loan-Ser. A, FSA Insured, 4.66%, 6/1/22	Aaa		3,086,921
				3,294,075

	MICHIGAN (0.2%)
250,000	State Building Authority, State Police Commission System, Revenue, MBIA Insured, 4.65%, 10/1/19	Aaa		254,868

	MINNESOTA (1.8%)
1,885,000	St. Paul Port Authority Lease, Revenue, 5.00%, 12/1/12	Aa2		1,999,156

	NEW JERSEY (0.9%)
1,000,000	Newark Housing Authority, Port Authority Marine Terminal, Revenue, MBIA Insured, 5.25%, 1/1/15	Aaa		1,072,250

Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

May 31, 2006

Principal Amount		Rating (Unaudited)	Value

	NEW YORK (5.1%)
$500,000	Dormitory Authority, Note Revenue, FHA Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 2/1/13	Aaa	$530,330
1,000,000	General Obligations Unlimited, Ser. K, FSA Insured, 4.41%, 8/1/15	Aaa	1,048,900
2,500,000	New York State Thruway Authority, Revenue, Highway and Bridge Trust Fund, Ser. B, FGIC Insured, 5.00%, 4/1/17	Aaa	2,652,575
1,000,000	New York State Urban Development Corp., Revenue, State Personal Income Tax, FACS-A-1, FGIC Insured, 5.00%, 3/15/25	Aaa	1,037,140
500,000	Port Authority New York and New Jersey Consolidated, Revenue, 127th Ser., AMBAC Insured, 5.00%, 12/15/21	Aaa	517,040
			5,785,985

	NORTH DAKOTA (0.9%)
1,000,000	State Water Commission Revenue, Water Development & Management Program, Ser. B, MBIA Insured, 5.00%, 8/1/25	Aaa	1,040,970

	OHIO (0.1%)
115,000	Housing and Community Service Department, Single-Family Revenue, Ser. A-2, 5.50%, 9/1/22	Aaa	119,111

	PENNSYLVANIA (1.6%)
1,650,000	Philadelphia School District, General Obligations Unlimited, Ser. B, FGIC Insured, 5.63%, 8/1/13	Aaa	1,809,027

	SOUTH CAROLINA (1.0%)
1,150,000	State Housing Finance and Development Authority, Revenue, Ser. A-2, FSA Insured, 5.00%, 7/1/20	Aaa	1,170,608

	SOUTH DAKOTA (2.6%)
2,580,000	Heartland Consumers Power Distribution, Electric Utility, FSA Insured, 6.00%, 1/1/17	Aaa	2,954,410

	TENNESSEE (0.2%)
210,000	Housing Development Agency Homeownership, Revenue, General Obligations, 5.00%, 7/1/17	Aa2	211,334

	TEXAS (14.6%)
1,165,000	Corpus Christi Utility System, Revenue, FSA Insured, 5.25%, 7/15/19	Aaa	1,255,555
1,415,000	Denton County, General Obligation Limited, FSA Insured, 5.00%, 7/15/22	Aaa	1,471,685
1,000,000	Hidalgo County, General Obligation Limited, Refunding, MBIA Insured, 5.00%, 8/15/20	Aaa	1,043,410
1,000,000	Houston Airport System, Revenue, Sub Lien, FSA Insured, 5.50%, 7/1/20	Aaa	1,075,780
845,000	Houston Texas Community College Systems Public Facility Corp., Lease Revenue, Public Safety Institute Project, Ser. C, AMBAC Insured, 4.38%, 4/15/21	Aaa	826,875
2,900,000	Lubbock, Housing Finance Corp., Single Family Mortgage Revenue, Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21	AAA*	4,050,691
1,200,000	Mansfield Independent School District, School Building, General Obligation Unlimited, PSF Guaranteed, 5.00%, 2/15/20	Aaa	1,244,868
2,000,000	Mission Consolidated Independent School District, General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/28	Aaa	2,053,840
1,600,000	North Forest Independent School District, General Obligation Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21	Aaa	1,672,784
500,000	Nueces River Authority, Water Supply Revenue, Corpus Christi Project, FSA Insured, 5.00%, 7/15/25	Aaa	518,510
1,285,000	West Harris County, Water Authority, Water System Revenue, FSA Insured, 5.00%, 12/15/24	Aaa	1,330,116
			16,544,114

Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments

Principal Amount		Rating (Unaudited)		Value

	VIRGINIA (0.4%)
$500,000	Tobacco Settlement Financing Corporation, Revenue, Asset-Backed, 5.25%, 6/1/19	Baa3		$506,800

	WASHINGTON (1.6%)
1,765,000	Grant County Public Utility District No. 002, Wanapum Hydro Electric, Revenue, Ser. A, FGIC Insured, 5.00%, 1/1/22	Aaa		1,831,011

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $107,709,119 )			108,210,294

SHORT-TERM MUNICIPAL SECURITIES (3.3%)
	MASSACHUSETTS (0.2%)
200,000	Massachusetts State Health and Educational Facilities Authority, Revenue, Variable, Ser. D, MBIA Insured, 3.57%, 1/1/35	VMIG-1	(1)	200,000

	WYOMING (3.1%)
	Lincoln County Wyoming Pollution Control, Revenue, Variable:
1,200,000	Exxon Project, Ser. C, 3.60%, 7/1/17	P-1	(1)	1,200,000
2,300,000	Exxon Project, 3.52%, 8/1/15	P-1	(1)	2,300,000
				3,500,000

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $3,700,000 )			3,700,000

	TOTAL MUNICIPAL SECURITIES (98.9%) (Cost $111,409,119)			111,910,294

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)			1,196,188

	NET ASSETS (100.0%)			$113,106,482

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($113,106,482 ÷ 10,955,808 shares outstanding )			$10.32

Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's

(1)
Variable rate notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2006.

The Fund's unrealized appreciation/(depreciation) as of May 31, 2006 was as follows:
			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$111,409,119	$1,326,104	$(824,929)	$501,175

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	07/31/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	07/31/2006